Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of impairment (losses) reversals

Impairment (losses) reversals	2025	2024	2023
Magistral Project	-	(58,435)	-
Cerro Pasco CGU	108,005	22,206	(42,660)
Morro Agudo	-	10,291	(59,002)
Pukaqaqa Project	-	3,978	-
Other individual assets	(16,299)	(10,910)	(12,976)
Total	91,706	(32,870)	(114,643)

Schedule of key assumptions used in impairment test

	2025	2024	2023
Long-term zinc price (USD/t)	3,120	2,930	2,800
Discount rate (Peru)	7.08%	7.08%	7.22%
Discount rate (Brazil)	7.63%	7.64%	8.02%
Exchange rate (BRL x USD)	5.43	5.66	4.84
Brownfield projects - LOM (years)	From 3 to 25	From 3 to 25	From 4 to 21

(i) Although LOM is a key assumption, based on current facts and circumstances, including recent historical information, management does not consider a change in this assumption to be reasonably possible. Historically, LOM has remained stable or increased by one to two years, and given the current stage of mining operations, a significant reduction in LOM is not expected.

Schedule of impairment reversal cerro pasco CGU

	Carrying amount prior to impairment reversal	Impairment reversal	Carrying amount after impairment reversal
Property, plant and equipment	292,466	17,448	309,914
Intangible assets	155,528	90,558	246,086
Other net liabilities	(53,772)	-	(53,772)
	394,222	108,005	502,228

Schedule of key assumptions used recoverable amount

Scenario	Impairment Reversal	Excess over recoverable amount	Current Long-term zinc price (USD/t)	Current Discount rate (Peru)
Base case	108,005	33,502	3,120	7.08%

Schedule of after stress test scenario

Assumption	Stress test Scenario	Stress on Assumption	After Stress test scenario
			Impairment Reversal	Impact	Excess over recoverable amount	Impact
Long-term zinc price (USD/t)	5% Decrease	2,964	75,328	(32,677)	-	(33,502)
Discount rate (Peru)	5% Increase	7.43%	108,005	-	18,643	(14,859)

Schedule of sensitivity analysis

CGU	Excess over recoverable amount	Decrease in Long term Zinc (USD/t)		Increase in WACC		Appreciation of BRL over USD(i)
		Change	Price	Change	Rate	Change	Price
Três Marias System	458,634	(14.41%)	2,670	111.02%	14.94%	(13.46%)	4.70
Juiz de Fora	51,351	(8.04%)	2,869	24.96%	8.85%	(3.77%)	5.23
Aripuaña	633,312	(30.26%)	2,176	113.29%	15.10%	(22.70%)	4.20
Cerro Pasco	33,502	(2.53%)	3,041	11.54%	8.51%	-	-
Cerro Lindo	431,471	(36.33%)	1,987	133.08%	17.78%	-	-
Mining Peru	258,550	(11.24%)	2,769	43.88%	10.98%	-	-
Cajamarquilla	730,640	(51.36%)	1,518	94.11%	14.81%	-	-

(i) These analyses are only applicable to Três Marias System, Juiz de Fora and Aripuanã CGUs, as these are in Brazil and their functional currency is BRL. Therefore, the appreciation of BRL over USD impacts the operational cost and expense, reducing the recoverable amount of these CGUs in USD, for consolidated purposes.